CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
ASSETS
Cash and cash equivalents	$ 5,017	$ 5,384
Restricted cash	837	927
Trade receivables, net	623	580
Financing receivables, net	18,662	19,001
Inventories, net	5,609	5,690
Property, plant and equipment, net	6,397	6,481
Investments in unconsolidated subsidiaries and affiliates	487	527
Equipment under operating leases	1,907	1,835
Goodwill	2,449	2,447
Other intangible assets, net	787	810
Deferred tax assets	937	1,250
Derivative assets	95	211
Other assets	1,740	1,534
Total Assets	45,547	46,677
LIABILITIES AND EQUITY
Debt	25,276	26,301
Trade payables	5,185	5,342
Deferred tax liabilities	84	334
Pension, postretirement and other postemployment benefits	2,276	2,282
Derivative liabilities	249	69
Other liabilities	8,005	7,488
Total Liabilities	41,075	41,816
Redeemable noncontrolling interest	21	18
Common shares, € 0.01, par value; outstanding 1,361,630,903 common shares and 412,268,203 special voting shares in 2016; and outstanding 1,362,048,989 common shares and 413,249,206 special voting shares in 2015	25	25
Treasury stock, at cost - 1,278,708 shares in 2016 and 0 shares in 2015	(9)
Additional paid in capital	4,408	4,399
Retained earnings	1,787	2,241
Accumulated other comprehensive loss	(1,767)	(1,863)
Noncontrolling interests	7	41
Total Equity	4,451	4,843
Total Liabilities and Equity	45,547	46,677
Variable Interest Entity, Primary Beneficiary
ASSETS
Restricted cash	776	849
Financing receivables, net	10,263	11,361
Total Assets	11,039	12,210
LIABILITIES AND EQUITY
Debt	10,418	11,592
Total Liabilities	$ 10,418	$ 11,592